COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [text block] [Abstract]
Disclosure of commitments [text block]

NOTE 32 – COMMITMENTS

(a)	Loan covenants

The Company and its subsidiaries do not maintain credit agreements that set limits on certain financial indicators of the Company or its subsidiaries, with the exception of those detailed below:

With respect to the various contracts concluded by the Company for the financing of Boeing 787 aircraft that have the guarantee of the Export - Import Bank of the United States of America, limits have been established for some financial indicators of the parent company on a consolidated basis, in respect of which, in any case, non-compliance does not accelerate payment of the loan.

The established limits measured semiannually on the basis of the Consolidated Financial Statements are the following:

I.	Debt to EBITDAR: The ratio of the Company’s financial obligations, on a consolidated basis, to EBITDAR must not exceed 6 times.

EBITDAR: It is defined as the net result, excluding interest, depreciation, amortization, rental income and profits or extraordinary losses not related to ordinary course of business.

II.	Fixed charge index: EBITDAR of the last twelve months on the sum of the cash on a consolidated basis required to cover interest expenses during said period, plus lease rental expenses, plus dividends declared or paid by the Company. This index should not be less than 1.2 times.

III.	Minimum liquidity: The cash and cash equivalent of the Consolidated Company must not be less than ThUS$ 75,000.

Regarding the renewable credit line of credit (“Revolving Credit Facility”) established with a consortium of twelve banks led by Citibank, with a guarantee of airplanes, engines, spare parts and supplies for a total amount available of US$ 600 million, this includes restrictions of minimum liquidity, measured at the level of the Consolidated Company (with a minimum level of US$ 750 million) and measured at the individual level for LATAM Airlines Group SA and TAM Linhas Aéreas S.A. (with a minimum level of US$ 400 million). Compliance with these restrictions is a precondition for using the line; If the line is used, these restrictions must be reported quarterly, and failure to comply with these restrictions results in acceleration of loan payment. As of December 31, 2019, this line of credit is not used.

As of December 31, 2019 this line of credit established with a consortium of twelve banks led by Citibank, is not used.

As of December 31, 2019, the Company is in compliance with all the financial indicators detailed above.

On the other hand, the Company’s financing contracts generally establish clauses related to changes in the ownership structure and in the controller and disposition of the assets (as refer mainly to important transfers of assets).

In particular, the contract “Indenture” signed between Guanay Finance Limited (see Note 1), LATAM Airlines Group S.A. and Citibank, N.A. on November 7, 2013, it includes clauses related to changes in the ownership structure and Company controller, which generate the anticipation of certain payment obligations. As result of the acquisition of 20% of the shares of LATAM Airlines Group S.A. by Delta Air Lines, Inc., the debt held by Guanay Finance Limited, which mature in December 2020, will be paid in March 2020, this was considered by the Company.

Finally, we Note that the particular terms of the aforementioned clauses regarding the Indenture contract are not included in any other financing contract that the Company maintains in force as of this date.

(b) Other commitments

At December 31, 2019 the Company has existing letters of credit, certificates of deposits and warranty insurance policies as follows:

Creditor Guarantee	Debtor	Type	Value ThUS$	Release date

Corporación Peruana de Aeropuertos y Aviación Comercial	Latam Airlines Perú S.A.	Twenty six letter of credit	3,493	Jan-31-20
Lima Airport Partners S.R.L.	Latam Airlines Perú S.A.	Twenty one letter of credit	2,990	Feb-17-20
Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Twenty five letter of credit	200,000	Feb-12-20
Instituto Nacional de Defensa de la Compentencia y de la Protección	Latam Airlines Perú S.A.	Forty three letter of credit	1,483	Feb-27-20
Aena Aeropuertos S.A.	Latam Airlines Group S.A.	Four letter of credit	2,820	Nov-15-20
American Alternative Insurance Corporation	Latam Airlines Group S.A.	Seven letter of credit	3,790	Abr-05-20
Citibank N.A.	Latam Airlines Group S.A.	One letter of credit	27,226	Dec-20-20
Comisión Europea	Latam Airlines Group S.A.	One letter of credit	9,346	Dec-31-20
Deutsche Bank A.G.	Latam Airlines Group S.A.	One letter of credit	2,500	March-31-20
Dirección General de Aeronáutica Civil	Latam Airlines Group S.A.	Forty six letter of credit	18,487	Feb-28-20
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador	Latam Airlines Group S.A.	One letter of credit	5,500	Jun-18-20
Metropolitan Dade County	Latam Airlines Group S.A.	Eight letter of credit	2,298	March-13-20
Numinous LLC	Latam Airlines Group S.A.	One letter of credit	2,200	Oct-15-20
Conselho Administrativo de Conselhos Federais	Tam Linhas Aéreas S.A.	Two letter of credit	1,730	Nov-24-20
Procon	Tam Linhas Aéreas S.A.	Three insurance policy guarantee	3,728	Apr-01-21
União Federal	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,277	Sep-28-21
Aena Aeropuertos S.A.	Tam Linhas Aéreas S.A.	One letter of credit	1,405	Aug-14-20
Procuradoria da Fazenda Nacional	Tam Linhas Aéreas S.A.	One letter of credit	8,017	Aug-10-20
RB Comercial Properties 49 Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	35,974	Apr-29-20
Tribunal de Justição de São Paulo.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,927	Sep-23-24
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	3,050	Jun-25-23
10ª Vara de Execuções Fiscais Federais de São Paulo/SP.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	33,938	Oct-03-20
Vara da Fazenda Pública da Comarca do Rio de Janeiro - RJ	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,043	Sep-25-23
Vara das Execuções Fiscais Estaduais	Tam Linhas Aéreas S.A.	Three insurance policy guarantee	6,770	Jul-05-23
Vara Civel Campinas.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,709	Jun-14-24
Procon	ABSA Linhas Aereas Brasileira S/A	An insurance policy guarantee	10,453	May-19-20
Vara Federal da Subseção de Campinas SP	ABSA Linhas Aereas Brasileira S/A	An insurance policy guarantee	15,856	Feb-20-21
Vara Federal da Subseção de Campinas SP	ABSA Linhas Aereas Brasileira S/A	One letter of credit	2,329	Oct-20-21
Conselho Administrativo de Conselhos Federais	ABSA Linhas Aereas Brasileira S/A	An insurance policy guarantee	5,435	Oct-20-21
			416,774

The credit letters related to right of use assets are included in Note 17 letter (d) Additional information Property, Plant and Equipment, in numeral (i) Property Plant and equipment delivered under guarantee.